THE WORLD FUNDS, INC. (the "Company")
                          1500 FOREST AVENUE, SUITE 223
                            RICHMOND, VIRGINIA 23229
                                 (800) 527-9525

                                 CSI EQUITY FUND
                              CSI FIXED INCOME FUND




                        SUPPLEMENT DATED OCTOBER 25, 2000
        TO THE STATEMENT OF ADDITIONAL INFORMATION DATED JANUARY 1, 2000



This Supplement updates certain information contained in the Statement of Additional Information (the "SAI") dated January 1, 2000 regarding the CSI Equity Fund and CSI Fixed Income Fund series (the "Funds") of the Company.

The following information is added to the Section entitled "Management Related Services-Distributor" as presented on Page 10:

FDCC  does  not  receive  underwriting  discounts  and  commissions,   brokerage
commission or other compensation as a result of the sale of the Fund's shares.




The  following   information  is  added  to  the  Section  entitled   "Portfolio
Transactions" as presented on page 11:


The Equity Fund paid brokerage commissions of $35,527 and $36,802 for the fiscal years ended August 31, 1999 and 1998, respectively.

                     THE WORLD FUNDS, INC. (the "Company")
                          1500 FOREST AVENUE, SUITE 223
                            RICHMOND, VIRGINIA 23229
                                 (800) 527-9525

                                GENOMICSFUND.COM

                        SUPPLEMENT DATED OCTOBER 25, 2000
                      TO THE PROSPECTUS DATED MARCH 1, 2000



This Supplement updates certain information contained in the Prospectus dated March 1, 2000 regarding the GenomicsFund.com series (the "Fund") of the Company.

The following information is added under the section entitled "Purchasing Shares" as presented on Page 10:

Plan of Distribution.

The Fund has a Plan of Distribution or "12b-1 Plan" under which it may finance certain activities primarily intended to sell shares, provided the categories of expenses are approved in advance by the Board of Directors of the Company and the expenses paid under the 12b-1 Plan were incurred within the preceding 12 months and accrued while the 12b-1 Plan is in effect. Because these fees are paid out of the Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

                     THE WORLD FUNDS, INC. (the "Company")
                          1500 FOREST AVENUE, SUITE 223
                            RICHMOND, VIRGINIA 23229
                                 (800) 527-9525

                               THE NEW MARKET FUND




                        SUPPLEMENT DATED OCTOBER 25, 2000
       TO THE STATEMENT OF ADDITIONAL INFORMATION DATED DECEMBER 29, 1999



  This Supplement updates certain information contained in the Statement of Additional Information (the "SAI") dated December 29, 1999 regarding The New Market Fund series (the "Fund") of the Company.

The following information is added to the Section entitled "Management Related Services-Distributor" as presented on Page 14:


For the fiscal period ended August 31, 1999, the Distributor received the following compensation as a result of the sale of Fund shares.

Net Underwriting          Compensation on
Discounts and             Redemption           Brokerage          Other
Commissions               and Repurchases      Commissions        Compensation
--------------            -----------------    --------------     ------------
$10,623                   None                 None               None



The following information is added to the Section entitled "Capital Stock and Dividends - Distribution" as presented on Page 16:

The Fund paid brokerage commissions of $5,803 for the fiscal period ended August 31, 1999; such brokerage transactions have been executed through First Union Securities, of which a beneficial owner of the Manager is a registered representative. These commissions represented 100% of the Fund's total brokerage commission paid for that fiscal period.

                      THE WORLD FUNDS, INC. (the "Company")
                          1500 FOREST AVENUE, SUITE 223
                            RICHMOND, VIRGINIA 23229
                                 (800) 527-9525

                               THE NEW MARKET FUND

                        SUPPLEMENT DATED OCTOBER 25, 2000
                    TO THE PROSPECTUS DATED DECEMBER 29, 1999



This Supplement updates certain information contained in the Prospectus dated December 29, 1999 regarding The New Market Fund series (the "Fund") of the Company.

The following information is added under the section entitled "Purchasing Shares-Plan of Distribution" as presented on Page 7:


Because these fees are paid out of the Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

                     THE WORLD FUNDS, INC. (the "Company")
                          1500 FOREST AVENUE, SUITE 223
                            RICHMOND, VIRGINIA 23229
                                 (800) 527-9525

                        SAND HILL PORTFOLIO MANAGER FUND




                        SUPPLEMENT DATED OCTOBER 25, 2000
        TO THE STATEMENT OF ADDITIONAL INFORMATION DATED JANUARY 1, 2000



 This Supplement updates certain information contained in the Statement of Additional Information (the "SAI") dated January 1, 2000 regarding the Sand Hill Portfolio Manager Fund series (the "Fund") of the Company.

The following information is added to the Section entitled "Management Related Services-Distributor" as presented on Page 16:

FDCC  does  not  receive  underwriting  discounts  and  commissions,   brokerage
commission or other compensation as a result of the sale of the Fund's shares.




The following information is being moved from the Section entitled "Management Related Services" as presented on page 16 to the end of the Section entitled "Portfolio Transactions" as presented on Page 17:


Aggregate brokerage for the last three fiscal years is as listed below:

           1999           1/1/98-8/31/98            1997
           ----           --------------            -----
           $12,778            $7,328                $6,474

                     THE WORLD FUNDS, INC. (the "Company")
                          1500 FOREST AVENUE, SUITE 223
                            RICHMOND, VIRGINIA 23229
                                 (800) 527-9525

                          THIRD MILLENNIUM RUSSIA FUND




                        SUPPLEMENT DATED OCTOBER 25, 2000
       TO THE STATEMENT OF ADDITIONAL INFORMATION DATED DECEMBER 29, 1999



This Supplement updates certain information contained in the Statement of Additional Information (the "SAI") dated December 29, 1999 regarding the Third Millennium Russia Fund series (the "Fund") of the Company.

The following information is added to the Section entitled "Management Related Services-Distributor" as presented on Page 11:

FDCC  does  not  receive  underwriting  discounts  and  commissions,   brokerage
commission or other compensation as a result of the sale of the Fund's shares.




The  following   information  is  added  to  the  Section  entitled   "Portfolio
Transactions" as presented on Page 12:

The Fund paid brokerage commissions of $2,565 for the fiscal period ended August 31, 1999.

                     THE WORLD FUNDS, INC. (the "Company")
                          1500 FOREST AVENUE, SUITE 223
                            RICHMOND, VIRGINIA 23229
                                 (800) 527-9525

                          THIRD MILLENNIUM RUSSIA FUND

                        SUPPLEMENT DATED OCTOBER 25, 2000
                    TO THE PROSPECTUS DATED DECEMBER 29, 1999



This Supplement updates certain information contained in the Prospectus dated December 29, 1999 regarding the Third Millennium Russia Fund series (the "Fund") of the Company.

The following information is added under the section entitled "Purchasing Shares-Plan of Distribution" as presented on Page 10:


Because these fees are paid out of the Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.